Financial income / (expense), net (Tables)	12 Months Ended
Dec. 31, 2020
Interest Income (Expense), Net [Abstract]
Summary of Components of Financial Income Expense Net
The following table presents the components of financial income / (expense), net:

	Year ended December 31,
	2020	2019	2018
Foreign exchange gains / (losses)	11,131	(6,982)	(10,511)
Gains / (losses) on derivative financial instruments	10,648	3,648	45
Interest income	3,857	7,944	7,415
Interest expense	(5,471)	(5,767)	(4,370)
Factoring expense	(2,194)	(15,379)	(12,368)
Bank expenses	(1,371)	(481)	(434)
Others	(3,690)	(198)	1,056

Total financial income / (expense), net	$12,910	$(17,215)	$(19,167)